Condensed Consolidated Balance Sheets (Current Period Unaudited) (Q2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,395	$ 1,237	$ 455	$ 788	$ 2,674
Accounts receivable, less allowances of $133 and $117, respectively	2,920	3,818		3,624
Inventories, net	4,221	4,194		5,158
Prepaid expenses and other current assets	460	455		276
Total current assets	8,996	9,704		9,846
Machinery and equipment	3,447	3,456		3,489
Demo equipment	1,469	1,311		1,101
Furniture and fixtures	247	225		225
Leasehold improvements	372	372		372
Property and equipment, at cost	5,535	5,364		5,187
Less - accumulated depreciation and amortization	4,549	4,302		3,733
Total property and equipment, net	986	1,062		1,454
Other assets, net	67	67		77
Total assets	10,049	10,833	10,733	11,377
Current liabilities:
Accounts payable	1,405	1,217		1,300
Accrued expenses	880	918		728
Accrued compensation	514	474		656
Deferred revenue	310	210		130
Capital lease obligations		22		75
Total current liabilities	3,109	2,841		2,889
Convertible debt - related party, net	24,480	22,414		17,000
Deferred revenue, net of current portion	128	93		62
Total liabilities	27,717	25,348		19,973
Commitments and Contingencies
Stockholders' deficit:
Preferred stock, $0.01 par value Authorized - 5,000 shares; issued and outstanding - none	0	0		0
Common stock, $0.01 par value Authorized-100,000 shares; issued-47,793 shares and 47,614 shares, respectively	478	476		463
Additional paid-in capital	103,000	102,629		100,819
Treasury stock at cost, 65 shares and 59 shares of common stock, respectively	(85)	(78)		(50)
Accumulated deficit	(121,061)	(117,542)		(109,828)
Total stockholders' deficit	(17,668)	(14,515)		(8,596)	(449)
Total liabilities and stockholders' deficit	$ 10,049	$ 10,833		$ 11,377